Taxes (Details 2) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 441,704	$ 471,604
Income taxes payable	183,171	180,244
Other taxes payable	180,702	189,487
Totals	$ 805,577	$ 841,335